Onerous contracts	12 Months Ended
Dec. 31, 2020
Onerous Contracts [Abstract]
Onerous contracts
Note 23 - Onerous contracts
Onerous contracts are comprised of the following:

	As of December 31,
(In $ millions)	2020	2019
Onerous rig contract Hull B366 (TBN "Tivar")	16.8	16.8
Onerous rig contract Hull B367 (TBN "Vale")	26.9	26.9
Onerous rig contract Hull B368 (TBN "Var")	27.6	27.6
Total onerous contracts	71.3	71.3
Onerous contracts for Hull relate to the estimated excess of remaining shipyard installments to be made to Keppel FELS over the value in use estimate for the jack-up drilling rigs to be delivered.
As a result of amended agreements with Keppel FELS in June 2020, $71.3 million of the onerous rig contract balances classified as short term as of December 31, 2019 are now reclassified to non-current. "Tivar" was expected to be delivered in the second quarter of 2022 and "Vale" and "Var in the third quarter of 2022. In January 2021, we amended the delivery contracts with Keppel FELS, deferring delivery of "Tivar" to the second quarter of 2023 and "Vale" and "Var" to the third quarter of 2023 (see note 32).